Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Nos. 333-249784 and 811-23615

JOHCM Funds Trust

Regnan Global Equity Impact Solutions

Institutional Shares, Advisor Shares, Investor Shares, Class Z Shares

Supplement dated August 18, 2021 to the Prospectus and Statement of Additional Information

dated February 12, 2021 as revised from time to time

Effective immediately:

1. The disclosure under the sub-heading “Principal Investment Strategy” under “Regnan Global Equity Impact Solutions” in the section “FUND SUMMARY” on pages 18 and 19 of the Prospectus is deleted and restated in its entirety as follows:

The Fund seeks to achieve its investment objective by investing primarily in a high-conviction global equity portfolio of companies the Adviser believes have the potential to contribute solutions to the world’s major social and environmental challenges. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of companies that the Adviser believes satisfy its criteria for positive social or environmental impact. The Adviser currently measures this impact by applying the Regnan Taxonomy, as described below, and a proprietary impact assessment based upon objective criteria, including the measurement of the activities that currently constitute, or that the Adviser expects over the long term will constitute, a significant portion (i.e., at least 30%) of a company’s business (using metrics that may include, without limitation, any of the following: revenues, earnings, capital expenditures, research and development investment, or book value). The Fund gains exposure to equity securities either directly or indirectly, including through equity-linked instruments such as participatory notes or index exchange-traded funds (ETFs), and may invest in preferred stocks.

Under normal market conditions, the Fund will invest at least 40% of its assets in companies located in countries other than the U.S., including developing, frontier market or emerging market countries. Notwithstanding the previous sentence, the Fund may invest a percentage lower than 40% in such non-U.S. securities if the weighting of non-U.S. securities in the Fund’s performance benchmark (currently the MSCI ACWI Investable Market Index) drops below 45%, in which case the minimum level for investing in non-U.S. securities under normal market conditions will be 5% below the weighting of non-U.S. securities in the benchmark. Under normal circumstances, the Fund expects to invest in between 10 and 25 different countries, and may invest in companies of any size (including small- and mid-capitalization) as well as in initial public offerings (“IPOs”). While the Adviser’s high-conviction investment approach may result in the Fund having significant exposure to one or a handful of economic sectors, the Fund will not concentrate its investments in any particular industry.

The Fund’s investment strategy is built on the belief that companies on a mission to solve the challenges increasingly faced by the environment and society are well-positioned for growth in the future, particularly where the need for a solution to a particular challenge remains largely unmet. The Adviser believes that these underserved environmental and societal needs will result in demand for a product or service that is scarcely available, so

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Nos. 333-249784 and 811-23615

companies that are able to fulfill these needs should therefore be rewarded with revenue growth over time, as the size of the market into which they sell their core products or services grows. The Adviser believes that this is particularly true if a company’s solution uses a degree of technological ingenuity or a differentiated approach. The Adviser seeks to invest in companies that sell products or services that are at the early stages of their adoption, as the economic value of such products and services tends, in the Adviser’s view, to be underestimated by the market.

For purposes of establishing the Fund’s investment universe, the Adviser employs a proprietary research framework, referred to as the Regnan Taxonomy, which is designed to ensure that the Fund gains exposure to truly mission-driven companies that are able to drive additional positive impacts through the sale of an innovative solution to a particular environmental or social problem. In identifying investment opportunities, the Regnan Taxonomy seeks to: (i) understand and identify the underlying environmental and social problems which need to be addressed; (ii) identify the products and services that contribute to finding solutions to these problems; and (iii) identify suitable companies that are selling these products and services. In identifying the underlying environmental and social problems to be addressed, the Regnan Taxonomy draws on the targets that underlie the 17 United Nations Sustainable Development Goals (the “UN SDGs”). The UN SDGs may change over time, and the Regnan Taxonomy may also incorporate other goals linked to sustainability frameworks as determined by the Adviser.

Once the investment universe is established, the Adviser undertakes qualitative analyses of potential candidates, including a fundamental business analysis and an extensive impact assessment that seeks to evaluate companies’ potential to drive a positive impact in the future. Following the impact assessment, the Adviser then undertakes a comprehensive value analysis and a risk assessment. The value analysis looks at the value that each holding is expected to generate and whether the value is distributed equitably to all stakeholders. The risk assessment seeks to identify the key risks that could potentially derail the company, what kinds and levels of risks are acceptable, how the risks can be monitored, and whether the company could be encouraged to address the risks through engagement.

The intended outcome of the Adviser’s investment process is a portfolio that will typically consist of between 25 and 50 companies. The Fund selects companies without regard to its performance benchmark and expects to depart significantly from the holdings and weightings in that benchmark. The Adviser adds issuers to the Fund’s portfolio typically with the intention of holding the securities for longer periods (typically at least 5 years), which is expected to result in a relatively low portfolio turnover rate that aligns with the Fund’s long-term investment outlook.

The Fund may also enter into derivatives transactions and various other hedging assets that the Adviser believes will reduce the overall volatility of the Fund, protect capital in certain market environments, and reduce certain risk exposures.

2. The disclosure relating to Regnan Global Equity Impact Solutions under the heading “Strategies” in the section “ADDITIONAL INFORMATION ABOUT FUND INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS” on pages 51-53 of the Prospectus is deleted and restated in its entirety as follows:

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Nos. 333-249784 and 811-23615

The Fund seeks to achieve its investment objective by investing primarily in a high-conviction global equity portfolio of companies the Adviser believes have the potential to contribute solutions to the world’s major social and environmental challenges. The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of companies that the Adviser believes satisfy its criteria for positive social or environmental impact. The Adviser currently measures this impact by applying the Regnan Taxonomy, as described below, and a proprietary impact assessment based upon objective criteria, including the measurement of the activities that currently constitute, or that the Adviser expects over the long term will constitute, a significant portion (i.e., at least 30%) of a company’s business (using metrics that may include, without limitation, any of the following: revenues, earnings, capital expenditures, research and development investment, or book value). The Fund gains exposure to equity securities either directly or indirectly, including through equity-linked instruments such as participatory notes or index exchange-traded funds (ETFs), and may invest in preferred stocks.

Under normal market conditions, the Fund will invest at least 40% of its assets in companies located in countries other than the U.S., including developing, frontier market or emerging market countries. Notwithstanding the previous sentence, the Fund may invest a percentage lower than 40% in such non-U.S. securities if the weighting of non-U.S. securities in the Fund’s performance benchmark (currently the MSCI ACWI Investable Market Index) drops below 45%, in which case the minimum level for investing in non-U.S. securities under normal market conditions will be 5% below the weighting of non-U.S. securities in the benchmark. Under normal circumstances, the Fund expects to invest in between 10 and 25 different countries, and may invest in companies of any size (including small- and mid-capitalization) as well as in initial public offerings (“IPOs”). While the Adviser’s high-conviction investment approach may result in the Fund having significant exposure to one or a handful of economic sectors, the Fund will not concentrate its investments in any particular industry.

The Fund’s investment strategy is built on the belief that companies on a mission to solve the challenges increasingly faced by the environment and society are well-positioned for growth in the future, particularly where the need for a solution to a particular challenge remains largely unmet. The Adviser believes that these underserved environmental and societal needs will result in demand for a product or service that is scarcely available, so companies that are able to fulfill these needs should therefore be rewarded with revenue growth over time, as the size of the market into which they sell their core products or services grows. The Adviser believes that this is particularly true if a company’s solution uses a degree of technological ingenuity or a differentiated approach. The Adviser seeks to invest in companies that sell products or services that are at the early stages of their adoption, as the economic value of such products and services tends, in the Adviser’s view, to be underestimated by the market. Examples of such early-stage products and services might include innovative though experimental technologies for addressing environmental dangers or online resources for supporting social change initiatives. The stage at which the Adviser chooses to invest may vary by industry or by product, although in each case, the Adviser generally intends to invest before a company’s full value is recognized by the broader market.

For purposes of establishing the Fund’s investment universe, the Adviser employs a proprietary research framework, referred to as the Regnan Taxonomy, which is designed to ensure that the Fund gains exposure to truly mission-driven companies that are able to drive additional positive impacts through the sale of an innovative solution to a particular

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Nos. 333-249784 and 811-23615

environmental or social problem. In identifying investment opportunities, the Regnan Taxonomy seeks to: (i) understand and identify the underlying environmental and social problems which need to be addressed; (ii) identify the products and services that contribute to finding solutions to these problems; and (iii) identify suitable companies that are selling these products and services. In identifying the underlying environmental and social problems to be addressed, the Regnan Taxonomy draws on the targets that underlie the 17 United Nations Sustainable Development Goals (the “UN SDGs”). The 17 SDGs, which were primarily intended for the use of policy-makers, are broad goals underpinned by 169 actionable targets. Some of these targets, or actionable problems, can be matched to a corporate product or service that helps to achieve this sustainability target. The Adviser undertakes research to identify companies producing these products and services, and which are investable via listed equity on recognized exchanges. The UN SDGs may change over time, and the Regnan Taxonomy may also incorporate other goals linked to other sustainability frameworks as determined by the Adviser. The Regnan Taxonomy uses proprietary research to determine which companies derive a significant portion of their revenue from producing the products and services that contribute to finding solutions to these problems.

Once the investment universe is established, the Adviser undertakes a qualitative analysis to understand the size, in revenue terms, of the total addressable market for these products and services and where in the value chain companies may have a chance to create lasting value. As part of this analysis, the Adviser conducts research on the products and services, and the technologies that underlie them, in order to determine which products and services the Adviser believes have a forecastable and substantial potential for economic profit growth over a five to ten year time horizon. The Adviser then performs impact assessments involving fundamental analyses of companies within the investment universe to evaluate their potential to drive a positive impact in the future. The Adviser defines a positive impact as an impact that contributes to one or more of the UN SDGs or other goals linked to sustainability frameworks as determined by the Adviser to be pertinent. The magnitude of a company’s impact is assessed using the Adviser’s integrated analysis, which incorporates consideration, where available, of pre-selected key performance indicators that the Adviser believes to be indicative of the company’s progress toward achieving the applicable sustainability framework goals. These key performance indicators may not always be available for a specific company or a specific sustainability goal and can be expected to change over time. The Adviser’s analysis of relevant key performance indicators accounts for both quantitative and qualitative information and is typically based to a significant degree on a company’s own reporting but may also utilize a range of other data sources, including academic research. These impact assessments typically include analysis of the following attributes:

1.	Nature – an assessment of whether the product or service under review is directly responsible for driving a positive impact.

2.	Intentionality – an assessment as to how central the particular product or service is to the company’s mission to drive a positive impact.

3.

Additionality – an assessment of the additional positive impact that is created by the company’s product or service, and involves answering the question of whether this positive impact would indeed have occurred, had the company’s unique offering not existed.

4.

Balance – an assessment of the material and potential negative impacts, whether generated by the product or service itself, the company’s operations or by a supplier or customer of the company, and how these negative externalities balance out or offset the positive impact of the product or service being sold by the company.

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Nos. 333-249784 and 811-23615

5.	Directionality – an assessment of the trajectory of the company’s net impact.

Building on its impact assessment, the Adviser then undertakes a comprehensive value analysis and a risk assessment. The value analysis looks at the total economic value that each holding is expected to generate and whether the value is distributed equitably to all stakeholders associated with the particular company. A company’s total value production is assessed by a number of factors, including reference to a company’s financial reporting as well as quantitative reporting by third party data providers. In assessing the equitable distribution of value, the Adviser considers factors such as how a company has historically allocated the cash it has generated, including choices about how stakeholders are compensated, how staff are treated, the composition of the company’s board, the company’s history of tax compliance or avoidance, the company’s workplace safety record and the company’s investment in human capital, among other factors generally intended to assist the Adviser in forming a qualitative understanding of the company’s overall culture. By focusing on the experience of a company’s ‘stakeholders’, the Adviser looks beyond the immediate economic effect of the company’s activities on its current financial statements and shareholder equity. The Adviser believes, however, that an equitable distribution of the value a firm generates among all stakeholders is critical to long-term, sustainable growth and the creation of economic value for shareholders over time.

The risk assessment seeks to identify the key risks that could potentially derail the company, what kinds and levels of risks are acceptable, how the risks can be monitored, and whether the company could be encouraged to address the risks through engagement by the Adviser. The Adviser intends to conduct company engagement directly.

The intended outcome of the Adviser’s investment process is a portfolio that will typically consist of between 25 and 50 companies. The Fund selects companies without regard to its performance benchmark and expects to depart significantly from the holdings and weightings in that benchmark. The Adviser adds issuers to the Fund’s portfolio typically with the intention of holding the securities for longer periods (typically at least 5 years), which is expected to result in a relatively low portfolio turnover rate that aligns with the Fund’s long-term investment outlook.

The Adviser will seek to sell an investment if one of the following conditions has been met: (1) a change or development invalidates the investment case or implies the company would no longer pass the impact assessment, (2) the Adviser identifies a company that it believes offers a better impact solution or that it believes has a valuation that offers better risk-reward, (3) the Adviser’s trust in the company is damaged and/or the company is no longer willing to engage, or (4) the company is no longer undervalued, in the Adviser’s view.

The Fund may also enter into derivatives transactions and various other hedging assets that the Adviser believes will reduce the overall volatility of the Fund, protecting capital in certain market environments, and reduce certain risk exposures. Such hedging assets may include, but are not limited to: exchange-traded funds and commodity-linked investment vehicles that primarily invest in gold and precious metals; inflation-linked investments; currency hedging instruments such as currency forward contracts and currency futures; futures contracts, including interest-rate futures, which are exchange-

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Nos. 333-249784 and 811-23615

traded contracts in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit, Treasury futures, and “e-mini” futures contracts representing a fraction of the value of a corresponding standard futures contract; and options on futures contracts.

3. The disclosure relating to Regnan Global Equity Impact Solutions under heading “Investment Restrictions—Non-Fundamental Investment Restrictions” in the section “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS AND RISKS” on page 26 of the Statement of Additional Information is deleted and restated in its entirety as follows:

Regnan Global Equity Impact Solutions: The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of companies that the Adviser believes satisfy its criteria for positive social or environmental impact.

4. The disclosure on the cover pages of the Prospectus and Statement of Additional Information indicating Institutional Shares of Regnan Global Equity Impact Solutions are “not currently offered” is revised and replaced with the ticker “REGIX.”

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